Balance Sheets - Statutory Basis (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value (in usd per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	5,000,000	5,000,000
Common stock, shares issued (in shares)	2,500,000	2,500,000
Common stock, shares outstanding (in shares)	2,500,000	2,500,000